Accrued Pension And Severance Costs (Schedule Of Information About Retirement And Severance Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,487	¥ 1,355	¥ 1,362
Interest cost	689	748	724
Expected return on plan assets	(299)	(405)	(486)
Amortization of unrecognized, Net actuarial (gain) or loss	790	511	487
Amortization of unrecognized, Prior service (benefit) cost	(168)	(172)	(176)
Other		(18)
Net periodic benefit cost	2,499	2,019	1,911
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	345	227
Interest cost	348	242
Expected return on plan assets	(267)	(237)
Amortization of unrecognized, Net actuarial (gain) or loss	241
Net periodic benefit cost	¥ 667	¥ 232